13F-HR
1
t4724914b.txt

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------

Check here if Amendment [ ];                   Amendment Number: ___
    This Amendment (Check only one):
         [ ] is a restatement.
         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Touradji Capital Management, LP
Address:   101 Park Avenue
           48th Floor
           New York, New York 10178
           U.S.A.

Form 13F File Number: 28-11655

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:     Thomas S. Dwan
Title:    Attorney-in-fact for Paul Touradji, Managing Member
Phone:    (212) 984-8899

Signature, Place, and Date of Signing:


/s/ Thomas S. Dwan       New York, New York        May 11, 2009
- ------------------       ------------------        -----------------
[Signature]              [City, State]             [Date]

This report for quarter ended March 31, 2009 was previously filed as 13F-NT.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:


Number of Other Included Managers: 2

Form 13F Information Table Entry Total:  19

Form 13F Information Table Value Total: $24,111 (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. 1
   ---
Form 13F File Number: 28-11987
Name:  Paul Touradji
       -------------

No. 2
   ---
Form 13F File Number: 28-11656
Name:  Touradji Global Resources Master Fund, Ltd.
       -------------------------------------------



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ANADARKO PETROLEUM CORP          COM      032511107   49       1,259      SH           DEFINED      1        1,259
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ANADARKO PETROLEUM CORP          COM      032511107  331       8,501      SH           DEFINED      1, 2     8,501
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
CVR ENERGY INC                   COM      12662P108  202       36,417     SH           DEFINED      1        36,417
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
CVR ENERGY INC                   COM      12662P108  1,379     248,981    SH           DEFINED      1, 2     248,981
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ENCANA CORP                      COM      292505104  87        2,133      SH           DEFINED      1        2,133
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ENCANA CORP                      COM      292505104  584       14,388     SH           DEFINED      1, 2     14,388
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ENCORE ACQUISITION CO            COM      29255W100  77        3,305      SH           DEFINED      1        3,305
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
ENCORE ACQUISITION CO            COM      29255W100  487       20,937     SH           DEFINED      1, 2     20,937
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM      716495106  1,883     97,903     SH           DEFINED      1        97,903
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
PETROHAWK ENERGY CORP            COM      716495106  10,742    558,583    SH           DEFINED      1, 2     558,583
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
RANGE RESOURCES CORP             COM      75281A109  190       4,618      SH           DEFINED      1        4,618
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
RANGE RESOURCES CORP             COM      75281A109  1,283     31,163     SH           DEFINED      1, 2     31,163
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM      80007P307  373       56,587     SH           DEFINED      1        56,587
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SANDRIDGE ENERGY INC             COM      80007P307  1,868     283,413    SH           DEFINED      1, 2     283,413
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
GUSHAN ENVIRONMENTAL ENERGY LT   SPON ADR 40330W106  1,166     690,000    SH           DEFINED      1, 2     690,000
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---



                                             Form 13F Information Table

          Column 1            Column 2    Column 3   Column 4        Column 5          Column 6     Column 7      Column 8
                                                                                                               Voting Authority
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
       Name of Issuer         Title of    CUSIP        Value   Shrs/Prn   SH/   Put/   Investment   Other     Sole     Shared  None
                                Class                 (x$1000)   Amt      PRN   Call   Discretion   Managers
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              CALL     78462F903  482       1,240      SH           DEFINED      1        1,240
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              CALL     78462F903  2,236     5,760      SH           DEFINED      1, 2     5,760
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              PUT      78462F903  123       712        SH           DEFINED      1        712
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---
SPDR TRUST SERIES 1              PUT      78462F903  569       3,288      SH           DEFINED      1, 2     3,288
- ----------------------------- ---------- ----------- --------- ---------- ----- ------ ------------ -------- --------- ------- ---




REPORT SUMMARY   19  DATA RECORDS           $24,111 (thousands)       2  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

